CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	$ 1,371	$ 1,352		$ 171
Intangible assets	17,144	266		76
Goodwill	48,714	1,501
Long-term deferred platform commission fees	113,902	116,533		89,587
Right-of-use assets	2,698	2,050	$ 2,275	1,044	$ 71
Deferred tax asset	55	25
Other non-current assets	11,727	107
Total non-current assets	232,404	121,834		90,878
Current assets
Trade and other receivables	48,625	45,087		32,974
Loans receivable	162	123		8	521	$ 272
Cash and cash equivalents	83,704	142,802	99,912	84,557	17,565	3,073
Prepaid tax	3,553	3,137		3,137
Total current assets	139,311	191,149		120,676
Total assets	371,715	312,983		211,554
Equity
Issued capital				27
Other reserves	165,095	166,405		12,084
Accumulated deficit	(304,068)	(327,497)		(114,019)
Equity attributable to equity holders of the Company	(138,973)	(161,092)		(101,908)
Non-controlling interest	26	44
Total equity	(138,947)	(161,048)	(113,706)	(101,908)	(48,570)	$ (15,346)
Non-current liabilities
Lease liabilities - non-current	877	1,103	499	818
Long-term deferred revenue	120,568	128,074		79,220
Share warrant obligations	14,620	22,029
Total non-current liabilities	167,774	151,206		80,038
Current liabilities
Short-term loans				49	$ 3,983
Lease liabilities - current	1,544	831	$ 1,593	293
Trade and other payables	33,356	26,573		17,214
Tax liability	3,194	814		306
Deferred revenue	303,413	294,607		215,562
Total current liabilities	342,888	322,825		233,424
Total liabilities	510,662	474,031		313,462
Total liabilities and shareholders' equity	$ 371,715	$ 312,983		$ 211,554